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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     June 30, 2009
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1200
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      7/31/09
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 179,852
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                          FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
----------------------  ---------  -----------  --------  -----------------  ----------  --------  -------------------
                        TITLE OF                 VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER        CLASS        CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MGRS      SOLE   SHARED NONE
----------------------  ---------  -----------  --------  -------- --- ----  ----------  --------  -------------------
AETNA INC		COM	   00817Y108	3903	  155800   SH	     SOLE	 NONE	   155800  0	  0
AMERICAN EXPRESS CO 	COM	   025816109	7560	  325300   SH	     SOLE	 NONE	   325300  0	  0
BERKSHIRE HATHAWAY DEL  CL B	   084670207	10231	  3533	   SH	     SOLE	 NONE	   3533	   0	  0
CVS CAREMARK CORP	COM	   126650100	5300	  166300   SH	     SOLE	 NONE	   166300  0	  0
COACH INC 		COM	   189754104	5873	  218500   SH	     SOLE	 NONE	   218500  0	  0
COCA COLA CO 		COM	   191216100	12655	  263700   SH	     SOLE	 NONE	   263700  0	  0
DIAGEO PLC       	SPON ADR   25243Q205	8467	  147900   SH	     SOLE	 NONE	   147900  0	  0
DONALDSON INC		COM	   257651109	5421	  156500   SH	     SOLE	 NONE	   156500  0	  0
JOHNSON & JOHNSON 	COM	   478160104	11445	  201500   SH	     SOLE	 NONE	   201500  0	  0
LABORATORY CORP AMER 	COM	   50540R409	4867	  71800	   SH	     SOLE	 NONE	   71800   0	  0
MCDONALDS CORP 		COM	   580135101	9992	  173800   SH	     SOLE	 NONE	   173800  0	  0
MICROSOFT CORP 		COM	   594918104	7865	  330900   SH	     SOLE	 NONE	   330900  0	  0
NIKE INC CL B 		COM	   654106103	10304	  199000   SH	     SOLE	 NONE	   199000  0	  0
PEPSICO INC 		COM	   713448108	11844	  215500   SH	     SOLE	 NONE	   215500  0	  0
PFIZER INC 		COM	   717081103	7469	  497900   SH	     SOLE	 NONE	   497900  0	  0
PROCTER & GAMBLE CO 	COM	   742718109	7374	  144300   SH	     SOLE	 NONE	   144300  0	  0
QUEST DIAGNOSTICS INC 	COM	   74834L100	4960	  87900	   SH	     SOLE	 NONE	   87900   0	  0
STARBUCKS CORP 		COM	   855244109	5205	  374700   SH	     SOLE	 NONE	   374700  0	  0
TARGET CORP 		COM	   87612E106	7827	  198300   SH	     SOLE	 NONE	   198300  0	  0
UNITEDHEALTH GROUP INC 	COM	   91324P102	10364	  414900   SH	     SOLE	 NONE	   414900  0	  0
WAL MART STORES INC 	COM	   931142103	11141	  230000   SH	     SOLE	 NONE	   230000  0	  0
WALGREEN CO		COM	   931422109	6177	  210100   SH	     SOLE	 NONE	   210100  0	  0
ZIMMER HLDGS INC 	COM	   98956P102	3608	  84700	   SH	     SOLE	 NONE	   84700   0	  0

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